Related party transactions and Directors remuneration - Loans and deposits outstanding (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Loans issued during the year	£ 9,707.0	£ 10,942.0	£ 4,973.0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans outstanding beginning balance	9.2	9.8
Loans issued during the year	0.5	0.6
Cash repayments of advances and loans from related parties	(4.9)	(1.2)
Loan outstanding ending balance	4.8	9.2	9.8
Deposits outstanding beginning balance	7.3	116.5
Deposits received during the year	25.7	18.9
Deposits repaid during the year/change of key management personnel	(26.1)	(128.1)
Deposits oustanding ending balance	£ 6.9	£ 7.3	£ 116.5